Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	12 Months Ended
	Sep. 30, 2020 USD ($) branch payment segment	Oct. 27, 2020 USD ($)	Sep. 30, 2019 USD ($)	Oct. 09, 2013 USD ($)
Summary of Significant Accounting Policies [Line Items]
Number of offices | branch	234
Cash collateral	$ 97,600		$ 31,850
Days past grace period to initiate contact to cure deficiency	30 days
Minimum days past due to begin foreclosure proceedings	90 days
Approximate rate reduction concession, minimum	1.00%
Approximate rate reduction concession, maximum	2.00%
Minimum days past due to stop accrual of interest	90 days
Loans returned to full accrual status	90 days
Number of payments required | payment	6
Options exercisable, weighted average remaining contractual term (in years)	6 months
Number of reportable business segments | segment	1
Civil money penalty from consent order issued				$ 34
Subsequent Event
Summary of Significant Accounting Policies [Line Items]
Civil money penalty from consent order issued		$ 200
Minimum
Summary of Significant Accounting Policies [Line Items]
Term for payment and rate reduction	6 months
Award vesting period (in years)	3 years
Maximum
Summary of Significant Accounting Policies [Line Items]
Term for payment and rate reduction	12 months
Award vesting period (in years)	5 years
Options exercisable, weighted average remaining contractual term (in years)	10 years
Stock Options and Restricted Stock | Minimum
Summary of Significant Accounting Policies [Line Items]
Award vesting period (in years)	2 years
Stock Options and Restricted Stock | Maximum
Summary of Significant Accounting Policies [Line Items]
Award vesting period (in years)	5 years